Cash and Bank Balances - Summary of Cash Flows, Cash and Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [line items]
Interest rate on bank deposits	0.90%	2.30%
Top of range [member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [line items]
Interest rate on bank deposits	4.10%	4.90%